S-K 1602, SPAC Registered Offerings $ in Millions	Sep. 22, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering to consummate an initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of June 16, 2025
Offering Price	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
of $10.00	Redemption		Redemption		Redemption		Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV		NTBV		NTBV		NTBV
		and		and		and		and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price
Assuming Full Exercise of Over-Allotment Option
$7.44	$6.88	$3.12	$5.94	$4.06	$4.10	$5.90	$(1.32)	$11.32
Assuming No Exercise of Over-Allotment Option
$7.43	$6.86	$3.14	$5.93	$4.07	$4.08	$5.92	$(1.33)	$11.33

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our objectives are to generate attractive returns for shareholders and enhance value through (1) completing an initial business combination with a high-quality merger target at an attractive valuation with favorable terms for our shareholders and (2) enhancing operational performance through our team’s experience and by leveraging our expertise and the expertise of our network. We expect to favor potential target companies with certain industry and business characteristics. Key favorable industry characteristics we look for include, but are not limited to, compelling long-term growth prospects, strong secular tailwinds, and highly fragmented markets ripe for consolidation opportunities. We expect our target to possess certain business characteristics such as a leading market position, significant recurring revenue with a diversified customer base, opportunity for operational improvement, and a healthy margin profile with attractive free cash flow characteristics.

Our target sectors may include but are not limited to: consumer, food and agriculture, e-commerce, Internet and retail, financial services and financial technology; media, entertainment and hospitality, business services, software and SaaS; telecommunications services and technology, industrial technology and infrastructure and energy transition.

Our selection process will leverage our network of industry, private equity, credit fund and lending community relationships, as well as relationships with management teams of public and private companies, investment bankers, restructuring advisers, attorneys and accountants, which we believe should provide us with a number of high-quality business combination opportunities. We intend to deploy a proactive, thematic sourcing strategy and to focus on companies where we believe the combination of our operating experience, relationships, capital and capital markets expertise can be catalysts to change a target company and can help accelerate the target’s growth and performance.

Our management team has experience in:

●	sourcing, structuring, acquiring and selling businesses;
●	fostering relationships with sellers, capital providers and target management teams;
●	negotiating transactions favorable to investors;
●	executing transactions in multiple geographies and under varying economic and financial market conditions;
●	improving the strategic, operational, organizational and financial effectiveness of corporations; and
●	accessing capital markets, including financing businesses and helping companies transition from private to public ownership.

Competitive Advantages

We believe our competitive strengths include the following:

●	Depth of Team and Access to Resources: We have a dedicated management team with a track record of executing on transactions, and the resources to source and evaluate a larger number of potential transactions relative to other SPACs.
●	Sourcing Channels and Leading Industry Relationships. We believe our capabilities, reputation and deep industry relationships will provide us with a differentiated pipeline of acquisition opportunities that would be difficult for other participants in the market to replicate.
●	Prior SPAC Experience: Certain members of our management team have significant SPAC experience, as founders, investors or advisors in SPAC transactions, including serving as executive officers of Boxwood, SBEA, SBXC and SBXD. We believe their experience in SPAC transactions provide us with a distinctive advantage with respect to understanding the process of sourcing, evaluating and executing an initial business combination, as well as positioning us as an attractive partner with prospective target companies compared to first-time SPACs with no such prior experience.
●	Execution and Structuring Capability. We believe our management team’s expertise and reputation will allow us to source and complete transactions possessing structural attributes that create an attractive investment thesis. These types of transactions are typically complex and require creativity, industry knowledge and expertise, rigorous due diligence, and extensive negotiations and documentation. We believe that by focusing our investment activities on these types of transactions, we can generate investment opportunities that have attractive risk/reward profiles based on their valuations and structural characteristics.
●	Public Company Experience. Certain members of our management team have extensive experience as public company executives and/or board members. This experience will serve as a key competitive advantage in selecting companies that will benefit from going public, positioning us as an attractive partner to management teams of potential target companies, and help to create long-term value post-closing of the initial business combination.

Investment Criteria

We will use the following investment criteria to screen for and evaluate target businesses although we may pursue opportunities outside of this scope.

●	Small/Mid-cap Business: We intend to seek to acquire one or more businesses with an aggregate enterprise value in excess of $750 million, determined in the sole discretion of our management team according to reasonably acceptable valuation standards and methodologies, although a target entity with a smaller or larger enterprise value may be considered. Although we have no commitment as of the date of this offering, we expect to issue a substantial number of additional Class A ordinary shares or preference shares, or a combination thereof, to complete a business combination. We believe the small- and mid-cap segment provides the greatest number of opportunities to invest in an attractive target.
●	Public Company Ready: We will seek to acquire a company that is well-positioned to be a public company in terms of scale and size, and a company that public equity market investors will understand and value. While we believe our public company experience will be a significant asset as a transaction partner to private companies, we intend to avoid companies that have significant deficiencies in financial reporting or general public company readiness.
●	Generates Stable Free Cash-Flow and/or Annual Recurring Revenue: We will seek to acquire a business that has historically generated, or has the near-term potential to generate, strong and sustainable free cash flow, with a proven business model, attractive unit economics and attractive long-term market opportunity. We also believe that certain business models that have sustainable annual recurring revenue and are platforms that can be used to create attractively valued public companies.
●	Would Benefit Distinctly from our Capabilities: We will seek to acquire a business where we can tangibly improve the operations and create long term value for our shareholders. In particular, we believe our experience in operating and changing public companies and/or serving on public company boards would be a value-add to the management teams and boards of potential target companies.
●	Is Sourced Through our Proprietary Channels: We believe the strength of our network will allow us to source differentiated targets, and even in competitive situations, we believe we would be able to leverage our proprietary relationships and/or insights into potential targets that will create competitive advantages for us.
●	Has a Dedicated and Proven Management Team: We will seek to acquire a business with a professional management team whose interests are aligned with those of our investors. Where necessary, we may also look to complement and enhance the capabilities of the target business’s management team by recruiting additional talent through our network of contacts.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as on other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of tender offer documents or proxy solicitation materials that we would file with the SEC.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of the NYSE provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $200 million ($10.00 per unit), or $230 million if the underwriter’s option to purchase additional units is exercised in full, will be deposited into a segregated trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee and an aggregate of $1.7 million will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. The proceeds to be placed in the trust account include $6,000,000 (or up to $6,900,000 if the underwriter’s option to purchase additional units is exercised in full) in deferred underwriting commissions, which amount shall be subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders. The funds in the trust account will be (i) invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act and that invest only in direct U.S. government obligations and/or (ii) deposited in an interest bearing demand deposit account at a U.S. — chartered commercial bank with consolidated assets of $100 billion or more.

Except with respect to interest earned on the funds held in the trust account that may be released to us as described below, the funds held in the trust account will not be released from the trust account until the earliest of: (1) the completion of our initial business combination; (2) the redemption of any public shares properly submitted for redemption in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or by such earlier liquidation date as our board of directors may approve or (ii) with respect to any other provision.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	We are offering 20,000,000 units at an offering price of $10.00 per unit.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to public shareholders who properly redeem their public shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. The redemption right will include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our initial shareholders, officers and directors will enter into a letter agreement with us, pursuant to which they will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	if we have not consummated an initial business combination within the time periods described herein or with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity). As described herein, our sponsor, executive officers, directors and director nominees have agreed that they will not propose any such amendment unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account, divided by the number of then outstanding public shares, subject to the limitations described herein. Our sponsor, executive officers, directors, and initial shareholders will lose their entire investment in us if our initial business combination is not completed within 24 months from the closing of this offering unless a shareholder vote amends our amended and restated memorandum and articles of association to extend the amount of time we have to consummate an initial business combination. While we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private placement units will be worthless.

If we do not complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject, in each case, to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination.

De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	Our sponsor, executive officers, directors, and initial shareholders will lose their entire investment in us if our initial business combination is not completed within 24 months from the closing of this offering unless a shareholder vote amends our amended and restated memorandum and articles of association to extend the amount of time we have to consummate an initial business combination.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We do not believe we will need to raise additional funds following this offering in order to meet the expenditures required for operating our business. However, if our estimates of the costs of identifying a target business, undertaking in-depth due diligence and negotiating an initial business combination are less than the actual amount necessary to do so, we may have insufficient funds available to operate our business prior to our initial business combination. Moreover, we may need to obtain additional financing either to complete our initial business combination or because we become obligated to redeem a significant number of our public shares upon completion of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to any forward purchase agreements, backstop or similar agreements we may enter into following the consummation of this offering or otherwise. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
SilverBox Capital LLC	$10,000 per month, commencing on the first date on which our securities are listed on the NYSE	Office space, administrative and shared personnel support services
SilverBox Sponsor V LLC

5,750,000 Class B Ordinary Shares, which will automatically convert into Class A ordinary shares at the time of our initial business combination, or at any time prior thereto at the option of the holder thereof, on a one-for-one basis; however, in the event additional Class A ordinary shares or equity-linked securities are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, such ratio will be adjusted so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of all Class A ordinary shares issued and outstanding upon the completion of this offering, plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding the private placement shares and any shares or equity-linked securities issued, or to be issued, to any seller in the business combination). The aforementioned adjustment will not take into account any Class A ordinary shares redeemed in connection with the business combination. As a result of such anti-dilution adjustments, the Class B ordinary shares held by our sponsor may convert into Class A ordinary shares on a greater than one-to-one basis

$25,000
	195,000 Private Placement Units to be purchased simultaneously with the closing of this offering	$1,950,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
	Up to $2,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at the price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
SilverBox Securities LLC(1)

$25,000 (whether or not the over-allotment option is exercised), which will be paid to SilverBox Securities upon the closing of this offering, and $1,200,000 (or $1,380,000 if the underwriter’s option to purchase additional units is exercised in full), which amount shall be subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders, which will be paid to SilverBox Securities upon the closing of our initial business combination. Joseph Reece, our Founding Partner, Jin Chun, our Chief Operating Officer, and Dan Esters, our Chief Financial Officer, are officers of SilverBox Securities, and will participate in a portion of the fees payable to SilverBox Securities.

Financial advisory services
(1)	We may also engage SilverBox Securities to provide financial advisory services in connection with our initial business combination. If SilverBox Securities provides services to us after this offering, we may pay SilverBox Securities fair and reasonable fees that would be determined at that time. Any fees we may pay SilverBox Securities for services rendered to us after this offering may be contingent on the completion of a business combination and may be paid in a form other than cash. In the event SilverBox Securities provides any such services after this offering, SilverBox Securities would have a conflict of interest as a portion of its compensation from this offering is dependent on completion of our initial business combination.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	We may also engage SilverBox Securities to provide financial advisory services in connection with our initial business combination. If SilverBox Securities provides services to us after this offering, we may pay SilverBox Securities fair and reasonable fees that would be determined at that time. Any fees we may pay SilverBox Securities for services rendered to us after this offering may be contingent on the completion of a business combination and may be paid in a form other than cash. In the event SilverBox Securities provides any such services after this offering, SilverBox Securities would have a conflict of interest as a portion of its compensation from this offering is dependent on completion of our initial business combination.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. See the section titled “Risk Factors — Risks Relating to our Sponsor, Advisors and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. Since our sponsor, officers and directors will lose their entire investment in us if our initial business combination is not completed, and because our sponsor, officers and directors and any other holder of our founder shares, directly or indirectly, may profit substantially from a business combination as a result of their ownership of founder shares even under circumstances where our public shareholders would experience losses in connection with their investment, a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination, including in connection with the shareholder vote in respect thereto. On August 6, 2025, SilverBox Corp IV (“SBXD”) announced that it had entered into a business combination agreement with Parataxis Holdings, an institutional digital asset management platform, but no assurances can be made that the proposed transaction will be consummated. As a result, if the business combination does not occur, there is a material conflict of interest between SBXD and our company as we and SBXD are both engaged in the business of engaging in business combinations. Additionally, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.43	7.44	6.86	6.88	5.93	5.94	4.08	4.10	(1.33)	(1.32)
Pro forms net tangible book value after this offering and the sale of the private placement shares	7.43	7.44	6.86	6.88	5.93	5.94	4.08	4.10	(1.33)	(1.32)
Dilution to public shareholders	$2.57	$2.56	$3.14	$3.12	$4.07	$4.06	$5.92	$5.90	$11.33	$11.32
Percentage of dilution to public shareholders	25.70%	25.60%	31.40%	31.20%	40.70%	40.60%	59.20%	59.00%	113.30%	113.20%

			25% of Maximum		50% of Maximum		75% of Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Maximum Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment
Numerator:
Net tangible book deficit before this offering	$2,185	$2,185	$2,185	$2,185	$2,185	$2,185	$2,185	$2,185	$2,185	$2,185
Net proceeds from this offering and the sale of the private placement shares(1)	200,950,000	230,950,000	200,950,000	230,950,000	200,950,000	230,950,000	200,950,000	230,950,000	200,950,000	230,950,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	4,131	4,131	4,131	4,131	4,131	4,131	4,131	4,131	4,131	4,131
Less: Deferred underwriting commissions	(6,000,000)	(6,900,000)	(4,500,000)	(5,175,000)	(3,000,000)	(3,450,000)	(1,500,000)	(1,725,000)	—	—
Less: Advisory fee	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)
Less: Warrant liability	(1,662,800)	(1,909,800)	(1,662,800)	(1,909,800)	(1,662,800)	(1,909,800)	(1,662,800)	(1,909,800)	(1,662,800)	(1,909,800)
Less: overallotment liability	(209,000)	(209,000)	(209,000)	(209,000)	(209,000)
Less: Amounts paid for redemptions(2)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$187,084,516	$215,246,516	$138,584,516	$159,471,516	$90,084,516	$103,696,516	$41,584,516	$47,921,516	$(6,915,484)	$(7,853,484)
Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered and sale of private placement shares	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	195,000	195,000	195,000	195,000	195,000	195,000	195,000	195,000	195,000	195,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	25,195,000	28,945,000	20,195,000	23,195,000	15,195,000	17,445,000	10,195,000	11,695,000	5,195,000	5,945,000
(1)	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $250,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option.